AST MID-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Long-Term Investments — 99.2%
Common Stocks — 96.3%
Aerospace & Defense — 1.3%
Howmet Aerospace, Inc.	25,443	$2,550,661
L3Harris Technologies, Inc.	9,949	2,366,568
Textron, Inc.(a)	42,000	3,720,360
		8,637,589
Automobile Components — 1.7%
Aptiv PLC*	53,386	3,844,326
BorgWarner, Inc.	102,500	3,719,725
Gentex Corp.(a)	74,884	2,223,306
Goodyear Tire & Rubber Co. (The)*(a)	120,782	1,068,921
		10,856,278
Banks — 4.2%
Cadence Bank(a)	109,054	3,473,370
Columbia Banking System, Inc.(a)	47,306	1,235,160
East West Bancorp, Inc.	24,904	2,060,557
Huntington Bancshares, Inc.	155,200	2,281,440
M&T Bank Corp.	31,454	5,602,587
Prosperity Bancshares, Inc.	59,717	4,303,804
Regions Financial Corp.	95,779	2,234,524
SouthState Corp.	33,368	3,242,702
Synovus Financial Corp.	58,918	2,620,083
		27,054,227
Beverages — 0.3%
Coca-Cola Europacific Partners PLC (United Kingdom)	26,449	2,082,859
Biotechnology — 0.2%
Biogen, Inc.*	7,128	1,381,692
Broadline Retail — 0.5%
eBay, Inc.	47,700	3,105,747
Building Products — 2.0%
Allegion PLC	14,189	2,067,905
Builders FirstSource, Inc.*(a)	10,137	1,965,159
Carrier Global Corp.(a)	31,600	2,543,484
Fortune Brands Innovations, Inc.	45,363	4,061,349
Johnson Controls International PLC	28,571	2,217,395
		12,855,292
Capital Markets — 3.7%
Bank of New York Mellon Corp. (The)	47,000	3,377,420
Cboe Global Markets, Inc.	6,289	1,288,427
Evercore, Inc. (Class A Stock)	11,183	2,833,101
Northern Trust Corp.(a)	27,304	2,458,179
Raymond James Financial, Inc.	23,725	2,905,364
StepStone Group, Inc. (Class A Stock)(a)	48,988	2,783,988
T. Rowe Price Group, Inc.	22,100	2,407,353
TPG, Inc.(a)	105,874	6,094,108
		24,147,940
Chemicals — 5.3%
Ashland, Inc.	25,131	2,185,643
Axalta Coating Systems Ltd.*	84,700	3,065,293
CF Industries Holdings, Inc.	28,600	2,453,880
	Shares	Value
Common Stocks (continued)
Chemicals (cont’d.)
Corteva, Inc.	44,893	$2,639,259
Dow, Inc.	22,332	1,219,997
DuPont de Nemours, Inc.	31,628	2,818,371
Eastman Chemical Co.	27,048	3,028,024
FMC Corp.	54,233	3,576,124
Huntsman Corp.	129,378	3,130,948
Ingevity Corp.*	52,958	2,065,362
International Flavors & Fragrances, Inc.	19,048	1,998,707
RPM International, Inc.	24,000	2,904,000
Westlake Corp.	21,700	3,261,293
		34,346,901
Commercial Services & Supplies — 0.5%
GFL Environmental, Inc.(a)	44,897	1,790,492
Republic Services, Inc.	6,800	1,365,712
		3,156,204
Communications Equipment — 0.6%
Motorola Solutions, Inc.	8,139	3,659,539
Construction & Engineering — 0.3%
Quanta Services, Inc.	7,140	2,128,791
Consumer Finance — 0.6%
Discover Financial Services	13,006	1,824,612
SLM Corp.	98,933	2,262,597
		4,087,209
Consumer Staples Distribution & Retail — 3.8%
Albertson’s Cos., Inc. (Class A Stock)	78,968	1,459,329
BJ’s Wholesale Club Holdings, Inc.*	73,553	6,066,651
Sysco Corp.(a)	21,452	1,674,543
Target Corp.	26,600	4,145,876
US Foods Holding Corp.*	184,730	11,360,895
		24,707,294
Containers & Packaging — 3.6%
AptarGroup, Inc.	17,600	2,819,344
Avery Dennison Corp.	19,135	4,224,243
Berry Global Group, Inc.	27,788	1,889,028
Crown Holdings, Inc.	66,002	6,328,272
Graphic Packaging Holding Co.(a)	102,534	3,033,981
International Paper Co.(a)	29,870	1,459,149
Packaging Corp. of America	15,700	3,381,780
		23,135,797
Distributors — 0.4%
LKQ Corp.	66,447	2,652,564
Diversified REITs — 0.3%
WP Carey, Inc.(a)	32,701	2,037,272
Electric Utilities — 2.8%
Alliant Energy Corp.(a)	127,210	7,720,375
Edison International	19,617	1,708,445
PG&E Corp.	195,592	3,866,854
Pinnacle West Capital Corp.(a)	23,188	2,054,225
Xcel Energy, Inc.	39,275	2,564,657
		17,914,556
A1

AST MID-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Electrical Equipment — 1.1%
Hubbell, Inc.	2,450	$1,049,457
Regal Rexnord Corp.	28,237	4,683,954
Sensata Technologies Holding PLC	32,844	1,177,786
		6,911,197
Electronic Equipment, Instruments & Components — 4.3%
Belden, Inc.	30,368	3,557,004
CDW Corp.	7,200	1,629,360
Coherent Corp.*	30,546	2,715,845
Corning, Inc.	54,118	2,443,427
Flex Ltd.*	232,532	7,773,545
TE Connectivity PLC (Ireland)	12,629	1,906,853
Trimble, Inc.*	43,000	2,669,870
Zebra Technologies Corp. (Class A Stock)*	13,144	4,867,486
		27,563,390
Energy Equipment & Services — 1.0%
Baker Hughes Co.	109,500	3,958,425
Halliburton Co.	37,261	1,082,432
TechnipFMC PLC (United Kingdom)	46,379	1,216,521
		6,257,378
Entertainment — 0.3%
Electronic Arts, Inc.	13,952	2,001,275
Financial Services — 2.6%
Corebridge Financial, Inc.	71,820	2,094,271
Equitable Holdings, Inc.	45,002	1,891,434
Fidelity National Information Services, Inc.	26,357	2,207,399
Global Payments, Inc.	46,591	4,771,850
Voya Financial, Inc.	73,537	5,825,601
		16,790,555
Food Products — 1.0%
General Mills, Inc.(a)	17,008	1,256,041
Hershey Co. (The)	7,096	1,360,871
Ingredion, Inc.	17,929	2,463,982
Lamb Weston Holdings, Inc.(a)	16,390	1,061,089
		6,141,983
Gas Utilities — 0.2%
Atmos Energy Corp.	11,340	1,572,971
Ground Transportation — 2.8%
Avis Budget Group, Inc.(a)	7,151	626,356
J.B. Hunt Transport Services, Inc.	26,339	4,539,000
Knight-Swift Transportation Holdings, Inc.(a)	138,357	7,464,360
Landstar System, Inc.	13,000	2,455,310
Norfolk Southern Corp.	7,335	1,822,747
XPO, Inc.*	12,539	1,348,068
		18,255,841
Health Care Equipment & Supplies — 2.5%
Cooper Cos., Inc. (The)*	32,500	3,586,050
GE HealthCare Technologies, Inc.	12,114	1,136,899
Hologic, Inc.*	39,400	3,209,524
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
Integra LifeSciences Holdings Corp.*	47,900	$870,343
STERIS PLC	7,673	1,861,009
Teleflex, Inc.	5,239	1,295,710
Zimmer Biomet Holdings, Inc.	38,221	4,125,957
		16,085,492
Health Care Providers & Services — 2.1%
Cencora, Inc.	14,477	3,258,483
Humana, Inc.	4,737	1,500,398
Labcorp Holdings, Inc.	7,052	1,575,981
Quest Diagnostics, Inc.	28,300	4,393,575
Universal Health Services, Inc. (Class B Stock)	11,414	2,613,920
		13,342,357
Health Care REITs — 1.2%
Alexandria Real Estate Equities, Inc.	26,300	3,123,125
American Healthcare REIT, Inc.	121,479	3,170,602
Ventas, Inc.	23,713	1,520,715
		7,814,442
Hotels, Restaurants & Leisure — 2.7%
Aramark(a)	52,496	2,033,170
Darden Restaurants, Inc.	19,307	3,168,858
Expedia Group, Inc.*	8,725	1,291,474
Hilton Worldwide Holdings, Inc.	6,500	1,498,250
Hyatt Hotels Corp. (Class A Stock)(a)	11,685	1,778,457
International Game Technology PLC	64,861	1,381,539
Viking Holdings Ltd.*(a)	33,884	1,182,213
Wyndham Hotels & Resorts, Inc.(a)	42,792	3,343,767
Yum! Brands, Inc.	10,400	1,452,984
		17,130,712
Household Durables — 1.4%
Mohawk Industries, Inc.*	9,229	1,482,916
Newell Brands, Inc.	124,138	953,380
Tempur Sealy International, Inc.	64,132	3,501,607
Toll Brothers, Inc.	21,019	3,247,225
		9,185,128
Independent Power & Renewable Electricity Producers — 0.3%
AES Corp. (The)	89,710	1,799,583
Industrial REITs — 0.4%
Lineage, Inc.(a)	19,000	1,489,220
STAG Industrial, Inc.	35,239	1,377,492
		2,866,712
Insurance — 6.8%
American Financial Group, Inc.	25,900	3,486,140
American International Group, Inc.	30,928	2,264,857
Assurant, Inc.	13,444	2,673,474
Everest Group Ltd.	12,710	4,980,159
Fidelity National Financial, Inc.(a)	58,650	3,639,819
Hanover Insurance Group, Inc. (The)	12,035	1,782,504
Hartford Financial Services Group, Inc. (The)	67,824	7,976,781
Kemper Corp.	74,243	4,547,384

A2

AST MID-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
Lincoln National Corp.	45,008	$1,418,202
Old Republic International Corp.	90,100	3,191,342
Willis Towers Watson PLC	26,017	7,662,787
		43,623,449
Interactive Media & Services — 0.2%
Cargurus, Inc.*	51,604	1,549,668
IT Services — 0.8%
Akamai Technologies, Inc.*(a)	27,500	2,776,125
Globant SA*	12,000	2,377,680
		5,153,805
Leisure Products — 0.6%
Brunswick Corp.	25,993	2,178,733
Mattel, Inc.*(a)	77,116	1,469,060
		3,647,793
Life Sciences Tools & Services — 1.8%
Agilent Technologies, Inc.	34,866	5,176,903
ICON PLC*	16,551	4,755,268
Revvity, Inc.(a)	11,117	1,420,197
		11,352,368
Machinery — 4.5%
AGCO Corp.(a)	42,564	4,165,313
ITT, Inc.	13,079	1,955,441
John Bean Technologies Corp.	25,787	2,540,277
Lincoln Electric Holdings, Inc.	8,625	1,656,173
Middleby Corp. (The)*	45,596	6,343,772
Otis Worldwide Corp.	16,951	1,761,887
PACCAR, Inc.	15,178	1,497,765
Pentair PLC	22,662	2,216,117
Stanley Black & Decker, Inc.	20,711	2,280,902
Westinghouse Air Brake Technologies Corp.	16,223	2,948,855
Xylem, Inc.	12,700	1,714,881
		29,081,383
Metals & Mining — 1.4%
Franco-Nevada Corp. (Canada)(a)	29,500	3,665,375
Reliance, Inc.(a)	13,881	4,014,524
United States Steel Corp.	47,307	1,671,356
		9,351,255
Multi-Utilities — 2.0%
CenterPoint Energy, Inc.	58,025	1,707,096
CMS Energy Corp.	36,689	2,591,344
NiSource, Inc.	98,990	3,430,003
Public Service Enterprise Group, Inc.	34,708	3,096,301
Sempra	24,643	2,060,894
		12,885,638
Oil, Gas & Consumable Fuels — 4.2%
Chesapeake Energy Corp.(a)	24,145	1,985,926
Chord Energy Corp.	18,100	2,357,163
Coterra Energy, Inc.	129,400	3,099,130
Devon Energy Corp.	64,000	2,503,680
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Diamondback Energy, Inc.	14,718	$2,537,383
EQT Corp.(a)	118,624	4,346,383
Permian Resources Corp.	142,637	1,941,290
Plains GP Holdings LP (Class A Stock)*	89,272	1,651,532
Targa Resources Corp.	18,094	2,678,093
Valero Energy Corp.	13,795	1,862,739
Viper Energy, Inc.(a)	44,302	1,998,463
		26,961,782
Passenger Airlines — 0.9%
Alaska Air Group, Inc.*(a)	19,285	871,875
Delta Air Lines, Inc.	102,728	5,217,555
		6,089,430
Personal Care Products — 0.5%
Estee Lauder Cos., Inc. (The) (Class A Stock)	8,580	855,340
Kenvue, Inc.	99,177	2,293,964
		3,149,304
Pharmaceuticals — 0.6%
Organon & Co.	47,249	903,874
Perrigo Co. PLC	118,566	3,109,986
		4,013,860
Professional Services — 4.4%
Amentum Holdings, Inc.*	12,337	397,868
Dun & Bradstreet Holdings, Inc.	118,579	1,364,844
FTI Consulting, Inc.*	16,175	3,680,783
Genpact Ltd.	69,300	2,717,253
Jacobs Solutions, Inc.	12,337	1,614,913
KBR, Inc.	37,092	2,415,802
Leidos Holdings, Inc.	37,525	6,116,575
ManpowerGroup, Inc.	29,400	2,161,488
TransUnion	74,332	7,782,561
		28,252,087
Real Estate Management & Development — 0.3%
Jones Lang LaSalle, Inc.*	7,301	1,969,883
Residential REITs — 2.5%
Camden Property Trust(a)	62,339	7,700,737
Equity LifeStyle Properties, Inc.	34,400	2,454,096
Essex Property Trust, Inc.	7,045	2,081,234
Mid-America Apartment Communities, Inc.	12,934	2,055,213
Sun Communities, Inc.	15,637	2,113,340
		16,404,620
Retail REITs — 1.6%
Brixmor Property Group, Inc.	200,317	5,580,832
NNN REIT, Inc.(a)	101,400	4,916,886
		10,497,718
Semiconductors & Semiconductor Equipment — 2.0%
Allegro MicroSystems, Inc. (Japan)*(a)	90,858	2,116,992
Marvell Technology, Inc.	15,135	1,091,536

A3

AST MID-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
MKS Instruments, Inc.	23,700	$2,576,427
NXP Semiconductors NV (China)	8,177	1,962,562
ON Semiconductor Corp.*	56,297	4,087,725
Skyworks Solutions, Inc.	12,704	1,254,774
		13,090,016
Software — 0.3%
Check Point Software Technologies Ltd. (Israel)*	8,727	1,682,653
Specialized REITs — 1.8%
Extra Space Storage, Inc.	17,278	3,113,323
Lamar Advertising Co. (Class A Stock)	28,875	3,857,700
SBA Communications Corp.	9,750	2,346,825
VICI Properties, Inc.(a)	75,110	2,501,914
		11,819,762
Specialty Retail — 0.9%
Ross Stores, Inc.	36,459	5,487,444
Textiles, Apparel & Luxury Goods — 1.4%
PVH Corp.(a)	17,302	1,744,560
Ralph Lauren Corp.	9,800	1,899,926
Skechers USA, Inc. (Class A Stock)*	31,926	2,136,488
Steven Madden Ltd.	73,023	3,577,397
		9,358,371
Trading Companies & Distributors — 0.5%
Boise Cascade Co.	23,412	3,300,624
Water Utilities — 0.3%
American Water Works Co., Inc.	11,275	1,648,856

Total Common Stocks (cost $519,200,510)		622,038,536
Unaffiliated Exchange-Traded Funds — 2.9%
iShares Russell Mid-Cap Value ETF(a)	48,057	6,355,538
Vanguard Mid-Cap Value ETF	72,967	12,234,377

Total Unaffiliated Exchange-Traded Funds (cost $14,927,164)		18,589,915

Total Long-Term Investments (cost $534,127,674)		640,628,451
Short-Term Investments — 16.7%
Affiliated Mutual Funds — 16.2%
PGIM Core Government Money Market Fund (7-day effective yield 5.140%)(wb)	3,784,790	3,784,790
PGIM Institutional Money Market Fund (7-day effective yield 5.160%) (cost $101,155,932; includes $100,763,197 of cash collateral for securities on loan)(b)(wb)	101,204,017	101,163,535

Total Affiliated Mutual Funds (cost $104,940,722)		104,948,325

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligation(n) — 0.4%
Federal Home Loan Bank
4.251%	10/01/24	2,388	$2,387,674
(cost $2,388,000)

	Shares
Unaffiliated Fund — 0.1%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio (7-day effective yield 4.831%) (Institutional Shares)	561,404	561,404
(cost $561,404)

Total Short-Term Investments (cost $107,890,126)		107,897,403

TOTAL INVESTMENTS—115.9% (cost $642,017,800)		748,525,854

Liabilities in excess of other assets — (15.9)%		(102,677,335)

Net Assets — 100.0%		$645,848,519

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ETF	Exchange-Traded Fund
LP	Limited Partnership
REITs	Real Estate Investment Trust

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $98,575,153; cash collateral of $100,763,197 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.

A4

AST MID-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A5